Note 6 - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Premise and Equipment, Gross	$ 56,048	$ 51,540
Accumulated depreciation	(23,566)	(22,709)
Total premises and equipment	32,482	28,831
Land [Member]
Premise and Equipment, Gross	10,914	10,935
Building [Member]
Premise and Equipment, Gross	30,518	26,545
Furniture and Fixtures [Member]
Premise and Equipment, Gross	13,690	12,782
Leasehold Improvements [Member]
Premise and Equipment, Gross	809	697
Construction in Progress [Member]
Premise and Equipment, Gross	$ 117	$ 581